Note 10 - Financial Instruments (Details Textual)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-term Debt, Fair Value	$ 59,600,000
Difference Between Fair Value and Carrying Value	700,000
Long-term Debt	$ 60,292,415
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	1	1
Derivative, Notional Amount	$ 10,000,000	$ 10,000,000